UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                      Form 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment  [ ]; Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Old Mutual Capital, Inc.
Address:    4643 S. Ulster Street, 7th Floor
            Denver CO 80237

Form 13F File Number: 028-11581

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kathryn A. Burns
Title:      Chief Compliance Officer
Phone:      720.200.7718


Signature, Place, and Date of Signing:

/s/ Kathryn A. Burns		   Denver, Colorado   February 1, 2012

The institutional investment manager filing this report also files this report with respect to its parent holding company Old Mutual (US) Holdings Inc. (Form 13F File No. 028-11931).

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
--------------------    ----------------------------------------
028-05990               Acadian Asset Management LLC
028-04895               Analytic Investors, LLC
028-12481               Ashfield Capital Partners, LLC
028-01006               Barrow Hanley Mewhinney & Strauss, LLC
028-11628               Copper Rock Capital Partners LLC
028-11912               Dwight Asset Management Company LLC
028-11953               First Eagle Investment Management, LLC
028-04321               Heitman Real Estate Securities LLC
028-04041               Thompson Siegel & Walmsley LLC

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
Form 13F Information Table Entry Total:     28
Form 13F Information Table Value Total:     $511,483

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report Is filed, other than the manager filing this report.

No.   Form 13F File Number    Name
1     028-11931               Old Mutual (US) Holdings, Inc.

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
  APPLE COMPUTER INC             COM              037833100    26317    64981 SH       DEFINED 01            64981        0        0
  ABBOTT LABORATORIES            COM              002824100    19034   338500 SH       DEFINED 01           338500        0        0
  ARCHER-DANIELS-MIDLAND CO      COM              039483102    24453   855000 SH       DEFINED 01           855000        0        0
  AETNA  INC.                    COM              00817Y108    32064   760000 SH       DEFINED 01           760000        0        0
  BK OF NEW YORK                 COM              064058100    10552   530000 SH       DEFINED 01           530000        0        0
  BERKSHIRE HATHAWAY - CL B      CL B             084670702     3535    46330 SH       DEFINED 01            46330        0        0
  CELGENE CORP                   COM              151020104    11154   165000 SH       DEFINED 01           165000        0        0
  CONSOL ENERGY INC              COM              20854P109     8074   220000 SH       DEFINED 01           220000        0        0
  CISCO SYSTEMS INC              COM              17275R102     7937   439013 SH       DEFINED 01           439013        0        0
  CVS CORP                       COM              126650100    21308   522500 SH       DEFINED 01           522500        0        0
  GENERAL ELECTRIC               COM              369604103    29939  1671620 SH       DEFINED 01          1671620        0        0
  GOOGLE INCORPORATED            COM              38259P508    15631    24200 SH       DEFINED 01            24200        0        0
  HARTFORD FINL S                COM              416515104     8938   550000 SH       DEFINED 01           550000        0        0
  INVESCO LTD                    COM              G491BT108    28026  1395000 SH       DEFINED 01          1395000        0        0
  JPMORGAN CHASE & CO.           COM              46625H100    15205   457301 SH       DEFINED 01           457301        0        0
  METLIFE INC                    COM              59156R108    35637  1142930 SH       DEFINED 01          1142930        0        0
  MERCK & CO                     COM              58933Y105    10745   285000 SH       DEFINED 01           285000        0        0
  MICROSOFT CORP                 COM              594918104    26015  1002135 SH       DEFINED 01          1002135        0        0
  NRG ENERGY INC                 COM              629377508    17347   957326 SH       DEFINED 01           957326        0        0
  PEPSICO INC                    COM              713448108    20900   315000 SH       DEFINED 01           315000        0        0
  PRUDENTIAL FINANCIAL           COM              744320102    12004   239504 SH       DEFINED 01           239504        0        0
  QUALCOMM                       COM              747525103    17701   323600 SH       DEFINED 01           323600        0        0
  ROYAL DUTCH SHELL              ADS              780259206    18229   249400 SH       DEFINED 01           249400        0        0
  TRANSOCEAN LTD                 COM              H8817H100    24953   650000 SH       DEFINED 01           650000        0        0
  STATE STREET CORP              COM              857477103     3829    95000 SH       DEFINED 01            95000        0        0
  SUNCOR ENERGY INC              COM              867224107    17298   600000 SH       DEFINED 01           600000        0        0
  TEVA PHARMA ADR                ADS              881624209    24821   615000 SH       DEFINED 01           615000        0        0
  WEATHERFORD  INT LTD           COM              H27013103    19837  1355000 SH       DEFINED 01          1355000        0        0

S REPORT SUMMARY             28     DATA RECORDS          511483                1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED